Financial Instruments / Risk Management - Schedule of Financial Instruments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Trade payables	SFr 1,800	SFr 5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	2,313	1,180	SFr 605
Total Liabilities	39,893	46,970
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	2,931	1,270
Total Liabilities	24,698	25,339
Less than one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	1,800	5,871
Accrued expenses and other payables	19,967	18,198
Lease liabilities	551	353
Total Liabilities	22,318	24,422
Over one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Accrued expenses and other payables	0	0
Lease liabilities	2,380	917
Total Liabilities	SFr 2,380	SFr 917